CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Interest capitalized	$ 7,222,000	$ 2,790,000	$ 8,113,000	$ 6,539,000	$ 10,360,000
Tax liability paid to AIG	$ 2,000,000	$ 26,000,000	$ 58,500,000	$ 10,100,000